Consolidated Statements of Shareholders’ Equity	Class A Ordinary shares CNY (¥) shares	Class A shares	Class B Ordinary shares CNY (¥) shares	Class B shares	Additional paid-in capital CNY (¥)	Retained earnings Statutory reserves CNY (¥)	Retained Earnings Unrestricted CNY (¥)	Accumulated other comprehensive income CNY (¥)	Noncontrolling Interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2020	¥ 13,095		¥ 87,539		¥ 932,368,293	¥ 24,003,483	¥ 76,207,925	¥ (35,434,146)	¥ 11,805,734	¥ 1,009,051,923	$ 142,467,127
Balance (in Shares) at Dec. 31, 2020	20,115,570		130,953,843
Issuance of ordinary share through public offering, net			¥ 14,588		508,118,380					508,132,968	71,742,834
Issuance of ordinary share through public offering, net (in Shares)			22,346,670
Vesting of employee share compensation					10,582,557					10,582,557	1,494,142
Noncontrolling interest acquired									330	330	47
Sales of subsidiary’s non controlling interest					3,611,177				83,758,123	87,369,300	12,335,592
Sale of subsidiaries’ controlling interest									(1,426,158)	(1,426,158)	(201,358)
Net loss							(235,973,179)		(18,421,285)	(254,394,464)	(35,917,724)
Statutory reserves						4,569,674	(4,569,674)
Foreign currency translation								(19,536,205)	(315,986)	(19,852,192)	(2,802,913)
Balance at Dec. 31, 2021	¥ 13,095		¥ 102,127		1,454,680,407	28,573,157	(164,334,928)	(54,970,351)	75,400,758	1,339,464,265	189,117,747
Balance (in Shares) at Dec. 31, 2021	20,115,570		153,300,513
Recapitalization of MicroAlgo					91,282,618				47,192,228	138,474,846	19,551,138
Vesting of employee share compensation					6,447,471					6,447,471	910,313
Net loss							(357,731,093)		(19,085,943)	(376,817,036)	(53,202,456)
Reclassification of statutory reserves due to deconsolidation						(4,095,004)	4,095,004
Foreign currency translation								47,403,782	(5,608,569)	41,795,213	5,901,028
Balance at Dec. 31, 2022	¥ 13,095		¥ 102,127		1,552,410,496	24,478,153	(517,971,017)	(7,566,569)	97,898,474	¥ 1,149,364,759	$ 162,277,770
Balance (in Shares) at Dec. 31, 2022	20,115,570	20,115,570	153,300,513	153,300,513						153,300,513	153,300,513
Issuance of ordinary share through public offering, net			¥ 15,554		55,642,482					¥ 55,658,036	$ 7,858,308
Issuance of ordinary share through public offering, net (in Shares)			23,000,000
Net loss							(421,190,362)		(89,175,621)	(510,365,983)	(72,058,109)
Statutory reserves						1,169,819	(1,169,819)
Foreign currency translation								67,042,111	(154,123)	66,887,988	9,443,852
Balance at Dec. 31, 2023	¥ 13,095		¥ 117,681		¥ 1,608,052,978	¥ 25,647,972	¥ (940,331,198)	¥ 59,475,542	¥ 8,568,730	¥ 761,544,800	$ 107,521,821
Balance (in Shares) at Dec. 31, 2023	20,115,570	20,115,570	176,300,513	176,300,513						176,300,513	176,300,513